Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 8.4%
1,046,822		AT&T, Inc.	$ 24,799,213	3.3
278,122		Fox Corp. - Class A	11,633,843	1.5
262,596		Paramount Global	8,038,064	1.1
127,719	(1)	Walt Disney Co.	18,961,163	2.5
			63,432,283	8.4

		Consumer Discretionary: 5.1%
99,410	(1)	Caesars Entertainment, Inc.	8,369,328	1.1
51,526	(1)	Expedia Group, Inc.	10,104,764	1.3
335,418		Gap, Inc.	4,880,332	0.7
61,229		McDonald's Corp.	14,987,022	2.0
			38,341,446	5.1

		Consumer Staples: 7.7%
166,716		Coca-Cola Co.	10,376,404	1.4
92,475		Lamb Weston Holdings, Inc.	6,143,114	0.8
236,826		Philip Morris International, Inc.	23,936,004	3.1
133,683		Walmart, Inc.	18,068,594	2.4
			58,524,116	7.7

		Energy: 6.8%
326,138		BP PLC ADR	9,526,491	1.3
70,702		Chevron Corp.	10,181,088	1.3
204,272		ConocoPhillips	19,377,242	2.6
57,743		Diamondback Energy, Inc.	7,974,308	1.0
51,684		Valero Energy Corp.	4,316,131	0.6
			51,375,260	6.8

		Financials: 20.5%
180,412		Apollo Global Management, Inc.	11,773,687	1.6
80,372		Arthur J. Gallagher & Co.	12,714,047	1.7
92,057		Assurant, Inc.	15,622,994	2.1
441,587		Bank of America Corp.	19,518,145	2.6
412,072		Bank of New York Mellon Corp.	21,901,627	2.9
52,470		Chubb Ltd.	10,684,991	1.4
600,858		Equitable Holdings, Inc.	19,624,022	2.6
66,190		First Republic Bank	11,468,079	1.5
72,224		PNC Financial Services Group, Inc.	14,390,632	1.9
271,641		Truist Financial Corp.	16,901,503	2.2
			154,599,727	20.5

		Health Care: 17.1%
120,483	(2)	Alcon, Inc.	9,275,986	1.2
130,743		Baxter International, Inc.	11,109,233	1.5
277,554	(1)	Boston Scientific Corp.	12,259,560	1.6
266,526		Bristol-Myers Squibb Co.	18,302,340	2.4
54,456		Eli Lilly & Co.	13,611,277	1.8
58,187		McKesson Corp.	15,999,098	2.1
25,043		Thermo Fisher Scientific, Inc.	13,623,392	1.8
59,942		UnitedHealth Group, Inc.	28,524,600	3.8
34,038		Zoetis, Inc.	6,591,459	0.9
			129,296,945	17.1

		Industrials: 11.6%
471,145		Howmet Aerospace, Inc.	16,923,528	2.2
53,078		L3Harris Technologies, Inc.	13,392,110	1.8
473,980		nVent Electric PLC	16,082,141	2.1
205,568		Raytheon Technologies Corp.	21,111,834	2.8
22,764		Roper Technologies, Inc.	10,203,280	1.4
29,801	(1)	United Rentals, Inc.	9,584,598	1.3
			87,297,491	11.6

		Information Technology: 7.2%
15,102		Broadcom, Inc.	8,871,519	1.2
95,324		Dolby Laboratories, Inc.	7,158,832	1.0
79,204		Microchip Technology, Inc.	5,570,417	0.7
77,002		Motorola Solutions, Inc.	16,973,551	2.2
36,642		NXP Semiconductor NV - NXPI - US	6,966,377	0.9
89,848		TD SYNNEX Corp.	9,149,222	1.2
			54,689,918	7.2

		Materials: 4.4%
30,207		Air Products & Chemicals, Inc.	7,137,914	0.9
56,455		Alcoa Corp.	4,253,320	0.6
97,131		CF Industries Holdings, Inc.	7,886,066	1.0
67,604		Eastman Chemical Co.	8,009,046	1.1
30,028		Reliance Steel & Aluminum Co.	5,731,444	0.8
			33,017,790	4.4

		Real Estate: 4.6%
108,432		American Homes 4 Rent	4,121,500	0.5
41,054		ProLogis, Inc.	5,987,726	0.8
76,598	(1)	Ryman Hospitality Properties	6,749,050	0.9
130,937		UDR, Inc.	7,184,513	1.0
128,842		Welltower, Inc.	10,731,250	1.4
			34,774,039	4.6

		Utilities: 5.6%
58,150		Ameren Corp.	4,997,992	0.7
99,960		CMS Energy Corp.	6,398,440	0.8
84,176		Entergy Corp.	8,856,157	1.2
266,078		Exelon Corp.	11,324,280	1.5
162,483		Public Service Enterprise Group, Inc.	10,533,773	1.4
			42,110,642	5.6

	Total Common Stock
	(Cost $618,879,722)		747,459,657	99.0

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 1.1%
1,911,527	(3) Bank of America Inc., Repurchase Agreement dated 02/28/22, 0.05%, due 03/01/22 (Repurchase Amount $1,911,530, collateralized by various U.S. Government Agency Obligations, 1.500%-4.500%, Market Value plus accrued interest $1,949,758, due 02/01/32-03/01/52)	$ 1,911,527	0.3
1,911,527	(3) Daiwa Capital Markets, Repurchase Agreement dated 02/28/22, 0.05%, due 03/01/22 (Repurchase Amount $1,911,530, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,949,758, due 03/01/22-02/20/52)	1,911,527	0.3
1,911,527	(3) HSBC Securities USA, Repurchase Agreement dated 02/28/22, 0.05%, due 03/01/22 (Repurchase Amount $1,911,530, collateralized by various U.S. Government Agency Obligations, 3.500%, Market Value plus accrued interest $1,949,758, due 05/20/49-06/20/49)	1,911,527	0.2
1,911,527	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/22, 0.05%, due 03/01/22 (Repurchase Amount $1,911,530, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,949,758, due 03/24/22-01/01/60)	1,911,527	0.2
566,629	(3) TD Securities (USA) LLC, Repurchase Agreement dated 02/28/22, 0.04%, due 03/01/22 (Repurchase Amount $566,630, collateralized by various U.S. Government Securities, 0.000%-2.875%, Market Value plus accrued interest $577,962, due 03/08/22-11/15/31)	566,629	0.1

	Total Repurchase Agreements
	(Cost $8,212,737)	8,212,737	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
1,333,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $1,333,000)	1,333,000	0.2

	Total Short-Term Investments
	(Cost $9,545,737)	9,545,737	1.3

	Total Investments in Securities (Cost $628,425,459)	$757,005,394	100.3
	Liabilities in Excess of Other Assets	(1,904,772)	(0.3)
	Net Assets	$755,100,622	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Common Stock*	$747,459,657	$–	$–	$747,459,657
Short-Term Investments	1,333,000	8,212,737	–	9,545,737
Total Investments, at fair value	$748,792,657	$8,212,737	$–	$757,005,394

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Large Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $640,996,108.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$146,644,096
Gross Unrealized Depreciation	(30,630,514)
Net Unrealized Appreciation	$116,013,582